SIGNIFICANT ACCOUNTING POLICIES (Schedule of Changes in Accumulated Balances of Other Comprehensive Income) (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance		$ 477,724	$ 466,501	$ 469,895
Total other comprehensive income (loss), net of tax		4,399	(111)	(4,791)
Balance		487,350	477,724	466,501
Accumulated losses on maketable secutritites [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance
Other comprehensive income (loss) before reclassifications		13
Amounts reclassified from AOCI
Total other comprehensive income (loss), net of tax		13
Balance		13
Accumulated Foreign Currency Translation Differences [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance		(3,288)	(2,680)
Other comprehensive income (loss) before reclassifications		4,358	(608)
Amounts reclassified from AOCI
Total other comprehensive income (loss), net of tax		4,358	(608)
Balance		1,070	(3,288)	(2,680)
Accumulated other comprehensive income (loss), net [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance	[1]	(3,288)	(3,177)	683
Other comprehensive income (loss) before reclassifications		6,777	1,605
Amounts reclassified from AOCI		(2,406)	(1,716)
Total other comprehensive income (loss), net of tax		4,371	(111)
Balance	[1]	1,083	(3,288)	(3,177)
Accumulated losses on derivative instruments [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance			(497)
Other comprehensive income (loss) before reclassifications		2,406	2,213
Amounts reclassified from AOCI		(2,406)	(1,716)
Total other comprehensive income (loss), net of tax			497
Balance				$ (497)

[1]	Accumulated other comprehensive income (loss), net, comprised of foreign currency translation, hedging transactions and marketable securities.